Financial instruments fair value disclosures- Summary of Changes In Significant Unobservable Inputs Under Valuation Model Used In Level Fair Value Measurement (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Weighted average cost of capital [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
WACC	12.00%	12.00%
Percentage of increase decrease in sensitivity analysis affecting input to fair value	1.00%	1.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 18,000	£ 25,000
Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Percentage of increase decrease in sensitivity analysis affecting input to fair value	10.00%	10.00%
Increase decrease in sensitivity analysis affecting input to fair value	£ 500	£ 400
Expected Volatility One [Member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility	72.50%
Financial liabilities, at fair value	£ 1,700
Bottom of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	13.80%	13.80%
Top of range [member] | Probability of success [member] | Provision for deferred cash consideration [member] | Discounted cash flow model [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Probability of success	95.00%	95.00%
Weighted average [member] | Expected Volatility Member [Member] | Warrants Related To Pipe member [Member] | Black And Scholes Method [member]
Disclosure of significant unobservable inputs used in fair value measurement [line items]
Expected Volatility	79.00%	85.10%